Reverse Repurchase Agreements - Non Trading (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Reserve Repurchase Agreements Non-Trading [Line Items]
Reverse Repurchase agreements - non-trading	£ 12,468	£ 7,348
Agreements with banks
Disclosure Of Reserve Repurchase Agreements Non-Trading [Line Items]
Reverse Repurchase agreements - non-trading	2,397	885
Agreements with customers
Disclosure Of Reserve Repurchase Agreements Non-Trading [Line Items]
Reverse Repurchase agreements - non-trading	£ 10,071	£ 6,463